Document and Entity Information	0 Months Ended
Sep. 27, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 27, 2013
Registrant Name	Dreyfus New York Tax Exempt Bond Fund, Inc.
Central Index Key	0000723765
Amendment Flag	false
Document Creation Date	Sep. 27, 2013
Document Effective Date	Oct. 01, 2013
Prospectus Date	Oct. 01, 2013
DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND | DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Risk/Return:
Trading Symbol	DNYXX
DREYFUS NEW YORK TAX EXEMPT BOND FUND INC | DREYFUS NEW YORK TAX EXEMPT BOND FUND INC /NEW/
Risk/Return:
Trading Symbol	DRNYX